                                                                      The One(R)
                                                                        Investor
                                                                     Program(SM)
                                                              Semi-Annual Report
                                      For the six months ended December 31, 1997

                                              The One Group Investor Growth Fund


                                     The One Group Investor Growth & Income Fund


                                            The One Group Investor Balanced Fund


                                 The One Group Investor Conservative Growth Fund


                                     [THE ONE GROUP FAMILY OF MUTUAL FUNDS LOGO]

           ----------------------------------------------------------

              Important Customer Information. Investment Products:

              * are not deposits or obligations of, or guaranteed by,
                BANC ONE CORPORATION or any of its affiliates,

              * are not insured by the FDIC, and
                                                                         ----
              * are subject to investment risks, including possible      FDIC
                loss of the principal amount invested.                   LOGO
                                                                         ----
           -----------------------------------------------------------

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

Report From Your Investment Advisor........................................    2
Portfolio Performance Review...............................................    4
Schedules of Portfolio Investments..........................................   6
Statements of Assets and Liabilities.......................................   10
Statements of Operations...................................................   11
Statements of Changes in Net Assets........................................   12
Notes to Financial Statements..............................................   14
Financial Highlights.......................................................   20

--------------------------------------------------------------------------------
Report From Your Investment Advisor
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

We are pleased to present this semiannual report for The One Group(R) Family of Mutual Funds. On the following pages, you will find an overview of the financial markets and your fund's performance for the period from July 1, 1997, through December 31, 1997.

DEAR VALUED SHAREHOLDER:
Thank you for continuing to support The One Group Family of Mutual Funds during an interesting, challenging and ultimately rewarding year for investors.

Despite strong volatility throughout 1997 and turmoil in Asia, the Dow Jones Industrial Average was up 24.94% for 1997. Never before had the index returned more than 20% for three consecutive years. The S&P 500 Index soared even higher, closing the year up 33.36%.

At the same time, and largely the result of low inflation, a strong U.S. dollar and the flight to quality spurred by the Asian crisis, U.S. bond yields ended the year on an impressive note. The 30-year Treasury, for example, ended the year yielding 5.92%, close to its 20-year low. (As bond yields fall, bond prices go up.)

ONCE AGAIN, A PHILOSOPHY REINFORCED
While the calendar-year returns for both the stock and bond markets are impressive, events in the final six months of 1997 may be the most memorable. On August 6, the Dow closed at 8,259, a record high and its peak for the calendar year. Shortly thereafter, though, volatility rocked the market, as the effects of the Asian financial crisis worked their way west. These forces culminated on Monday, October 27, when the Dow plummeted more than 554 points, its largest-ever point decline.

This drop may be the defining moment for 1997's financial markets, and it presented a significant challenge for investors. But, rather than panicking, shareholders of The One Group demonstrated a clear understanding of market dynamics and the importance of maintaining a long-term investment philosophy.

I am pleased to report that there were no significant redemptions of One Group shares after "Black Monday." To us, this implies that our investors understand the potential dangers of selling their investments based on short-term volatility. In fact, The One Group experienced a record purchase day on Tuesday, October 28, indicating that investors realize the benefits of staying focused on the stock market's long-term potential.

TAX BILL CHANGES FACE OF INVESTING
The second half of 1997 may be remembered as much for the jubilance it brought investors as for the turmoil. The Taxpayer Relief Act of 1997 became law, ushering in lower capital gains taxes for investors and new investment opportunities poised to change the face of investing for years to come.

The cut in the capital gains tax rate may make investing in stocks even more attractive for many investors. As you are planning for your future financial needs and taking into consideration your appropriate asset allocation, please do not overlook the impact of the new tax treatment of capital gains.

And, while you're planning for your financial future, take note that the 1997 tax law makes investing in IRAs even more attractive, particularly with the introduction of the Roth IRA, a new type of account that offers tax-exempt distributions in retirement. In addition, the Traditional IRA has been enhanced with many new features.

The One Group can help you incorporate any of these retirement accounts into your investment plan. Speak to your investment representative or call 1-800-480-4111 for more information on IRAs.

SEEK ADVICE FOR A YEAR'S WORTH OF EVENTS
With 1997's record volatility and the new investment opportunities introduced by the tax law, now may be an ideal time to meet with your investment professional and make sure your investment plan remains on track to meet your financial needs.

As you probably know, your asset allocation--or the way your investment dollars are strategically distributed among stock, bond and cash investments according to your goals, risk tolerance and investing time frame--may be the single-greatest determinant of your long-term investment success. After a year full of market ups and downs, your asset allocation probably shifted. For example, stock market appreciation may have caused your allocation to equities to swing higher than called for in your plan. Your investment professional can help you evaluate your plan and, if necessary, get it back on track.

--------------------------------------------------------------------------------
Report From Your Investment Advisor, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

Furthermore, your investment representative can help you make the most of the Taxpayer Relief Act of 1997. Many of the provisions take effect with the 1998 tax year, so make sure you start off the year with the strategy that's most appropriate for you.

Thank you for investing with The One Group Family of Mutual Funds and for your ongoing support of the firm's time-tested investment philosophies. We look forward to helping you achieve your financial goals in 1998 and beyond.

Sincerely,

LOGO
David J. Kundert
President and CEO,
Banc One Investment Advisors Corporation,
Investment Advisor to The One Group

David J. Kundert photo

For a prospectus with more complete information on The One Group Investor Funds, including management fees and expenses, please contact The One Group at 1-800-480-4111. Please read the prospectus carefully before investing.
(2/98)

                          The One Group Investor Funds
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

ECONOMIC GROWTH REMAINS STRONG
Despite showing a slight slowdown from the first half of the year, U.S. economic growth during the second half of 1997 remained robust at a growth rate of 3.7%. For the entire 12-month period, the U.S. economy grew by a 3.8% growth rate.

Firm employment gains and strong consumer confidence fueled the growth rate. The unemployment rate headed steadily downward, ending the year at 4.7%. The economy witnessed an average of 301,500 new non-farm jobs being created per month, when all that is needed to absorb the growth in the labor force and keep the unemployment rate steady is 150,000.

LONG-TERM INTEREST RATES DECLINE
Slightly higher inflation in 1996 kept long-term interest rates relatively high throughout much of 1997. With prices climbing 3.3% on a year-over-year basis in 1996, investors feared that inflation would keep that pace or even climb higher in 1997.

But, as the year unfolded it became apparent that inflation was, indeed, under control. For the final six months of the year the inflation rate was 2.0%, and for the entire year prices were up only 1.7%, the best performance in 11 years.

Low prices helped pave the way for a significant decline in long-term interest rates by the end of the year. Also significant was the impact of the Asian financial crisis, which caused currency values to plunge and sent financial markets into turmoil. As worldwide events unfolded during the second half of the year, it became clear that the Asian economies would weaken. This caused investors throughout the world to turn to the safety of U.S. Treasury securities, which helped drive up prices.

As a result of these events, long-term interest rates showed a significant decline during the second half of 1997--a decline that was much greater than the economic fundamentals supported. At the end of the year, the yield on the 30-year U.S. Treasury bond was 5.92%, after starting the year at 6.64% and climbing to a high of 7.17% in early April.

FED REMAINS IDLE
The Federal Reserve remained on the sidelines during the second half of the year, after raising interest rates just once in all of 1997--a 0.25% increase of the federal funds rate in March. This lack of monetary policy action kept short-term interest rates relatively steady for the remainder of the year.

The impact of the Asian currency crisis and market meltdowns may have contributed to the Fed's decision to keep rates unchanged in the second half of 1997. While strong economic growth certainly created a valid reason for another rate hike, the Fed resisted the temptation, figuring that the Asian situation would contribute to slower growth ahead.

LOOKING AHEAD
In terms of U.S. economic growth, the Asian crisis remains a factor that can't be ignored. Thirty percent of U.S. exports go to Asia, and with many Asian countries facing currency devaluations of 35% to 80%, consumers in that region have significantly less purchasing power. Furthermore, there's the possibility that this currency crisis could spread to Latin America, where another 20% of U.S. exports are at risk if there are some currency devaluations.

The United States accounts for 28% of the non-Asian global economy, and, therefore, should be heavily influenced by the change in trade flows from Asia. Asian stock markets have dropped nearly 70% over the last several months, which undoubtedly will be reflected in lower overall consumption, particularly for foreign imports. And, as prices on goods produced in Asia continue to fall, U.S. imports from that region should go up.

As a result, cheaper goods coming from Asia, and possibly Latin America, should force domestic competitors to lower their prices (or face sharply lower sales prospects). This could push the U.S. inflation rate to as low as 1.5% in 1998, compared to 1.7% in 1997 and 3.3% in 1996. At the same time, fewer U.S. exports and greater imports should cause economic growth to slow to a 2% year-over-year average for 1998.

                          The One Group Investor Funds
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

Given all the instability overseas and the impending effects of a slowdown in the U.S. economy, we believe that the Federal Reserve will lower interest rates in 1998, probably sometime in the second half of the year. Long-term interest rates should continue their downward trend, due to lower inflation and lower economic growth. By the end of the year, we may see the yield on the 30-year Treasury bond somewhere between 5.5% and 5.75%.

/s/ Anthony Chan
Anthony Chan, Ph.D.
Managing Director and Chief Economist
Banc One Investment Advisors

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Investor Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
INVESTMENT COMPANIES (99.3%):
    971     The One Group Disciplined Value Fund
            Fiduciary Class.......................  $ 15,607
    424     The One Group Government Bond Fund
            Fiduciary Class.......................     4,245
    746     The One Group Growth Opportunities
            Fund Fiduciary Class..................    14,499
    443     The One Group Income Bond Fund
            Fiduciary Class.......................     4,198
    209     The One Group Intermediate Bond Fund
            Fiduciary Class.......................     2,106
    620     The One Group International Equity
            Index Fund Fiduciary Class............     9,436
    785     The One Group Large Company Growth
            Fund Fiduciary Class..................    14,324

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
    982     The One Group Large Company Value Fund
            Fiduciary Class.......................  $ 14,913
    200     The One Group Limited Volatility Fund
            Fiduciary Class.......................     2,096
  1,055     The One Group Prime Money Market Fund
            Fiduciary Class.......................     1,055
    327     The One Group Small Capitalization
            Fund Fiduciary Class..................     3,708
  1,453     The One Group Value Growth Fund
            Fiduciary Class.......................    16,785
                                                    --------
                        Total Investment Companies   102,972
                                                    --------
                         Total (Cost $100,844) (a)  $102,972
                                                    ========

------------

Percentages indicated are based on net assets of $103,689.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $4,298
                   Unrealized depreciation......................  (2,170)
                                                                  ------
                   Net unrealized appreciation..................  $2,128
                                                                  ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Investor Growth & Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
INVESTMENT COMPANIES (98.7%):
    947     The One Group Disciplined Value Fund
            Fiduciary Class.......................  $ 15,222
  1,293     The One Group Government Bond Fund
            Fiduciary Class.......................    12,942
    728     The One Group Growth Opportunities
            Fund Fiduciary Class..................    14,146
  1,350     The One Group Income Bond Fund
            Fiduciary Class.......................    12,798
    766     The One Group Intermediate Bond Fund
            Fiduciary Class.......................     7,703
    588     The One Group International Equity
            Index Fund Fiduciary Class............     8,962
    820     The One Group Large Company Growth
            Fund Fiduciary Class..................    14,963

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  1,026     The One Group Large Company Value Fund
            Fiduciary Class.......................  $ 15,582
    488     The One Group Limited Volatility Fund
            Fiduciary Class.......................     5,112
  1,286     The One Group Prime Money Market Fund
            Fiduciary Class.......................     1,286
    260     The One Group Ultra Short-Term Income
            Fund Fiduciary Class..................     2,573
  1,329     The One Group Value Growth Fund
            Fiduciary Class.......................    15,349
                                                    --------
                        Total Investment Companies   126,638
                                                    --------
                         Total (Cost $124,375) (a)  $126,638
                                                    ========

------------

Percentages indicated are based on net assets of $128,253.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $4,144
                   Unrealized depreciation......................  (1,881)
                                                                  ------
                   Net unrealized appreciation..................  $2,263
                                                                  ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Investor Conservative Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
INVESTMENT COMPANIES (98.0%):
     51     The One Group Disciplined Value Fund
            Fiduciary Class.......................  $    819
  1,044     The One Group Government Bond Fund
            Fiduciary Class.......................    10,447
     39     The One Group Growth Opportunities
            Fund Fiduciary Class..................       761
    915     The One Group Income Bond Fund
            Fiduciary Class.......................     8,678
     79     The One Group Income Equity Fund
            Fiduciary Class.......................     1,688
    536     The One Group Intermediate Bond Fund
            Fiduciary Class.......................     5,389
    108     The One Group International Equity
            Index Fund Fiduciary Class............     1,651
    110     The One Group Large Company Growth
            Fund Fiduciary Class..................     2,014

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
    138     The One Group Large Company Value Fund
            Fiduciary Class.......................  $  2,097
    315     The One Group Limited Volatility Fund
            Fiduciary Class.......................     3,301
    831     The One Group Prime Money Market Fund
            Fiduciary Class.......................       831
    168     The One Group Ultra Short-Term Income
            Fund Fiduciary Class..................     1,662
    179     The One Group Value Growth Fund
            Fiduciary Class.......................     2,065
                                                    --------
                        Total Investment Companies    41,403
                                                    --------
                          Total (Cost $41,030) (a)  $ 41,403
                                                    ========

------------

Percentages indicated are based on net assets of $42,260.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  693
                   Unrealized depreciation......................    (320)
                                                                  ------
                   Net unrealized appreciation..................  $  373
                                                                  ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Investor Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
INVESTMENT COMPANIES (98.5%):
    527     The One Group Disciplined Value Fund
            Fiduciary Class.......................  $  8,477
  2,098     The One Group Government Bond Fund
            Fiduciary Class.......................    20,997
    405     The One Group Growth Opportunities
            Fund Fiduciary Class..................     7,877
  2,062     The One Group Income Bond Fund
            Fiduciary Class.......................    19,544
  1,096     The One Group Intermediate Bond Fund
            Fiduciary Class.......................    11,029
    401     The One Group International Equity
            Index Fund Fiduciary Class............     6,107
    588     The One Group Large Company Growth
            Fund Fiduciary Class..................    10,717

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
    735     The One Group Large Company Value Fund
            Fiduciary Class.......................  $ 11,158
    698     The One Group Limited Volatility Fund
            Fiduciary Class.......................     7,319
      0     The One Group Prime Money Market Fund
            Fiduciary Class (b)...................         0
    497     The One Group Ultra Short-Term Income
            Fund Fiduciary Class..................     4,912
  1,057     The One Group Value Growth Fund
            Fiduciary Class.......................    12,212
                                                    --------
                        Total Investment Companies   120,349
                                                    --------
                         Total (Cost $116,543) (a)  $120,349
                                                    ========

------------

Percentages indicated are based on net assets of $122,241.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $4,825
                   Unrealized depreciation......................  (1,019)
                                                                  ------
                   Net unrealized appreciation..................  $3,806
                                                                  ======

(b) Rounds to less than 1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1997
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                                                        INVESTOR
                                                       INVESTOR     INVESTOR GROWTH   CONSERVATIVE     INVESTOR
                                                      GROWTH FUND    & INCOME FUND    GROWTH FUND    BALANCED FUND
                                                      -----------   ---------------   ------------   -------------
ASSETS:
Investments, at value (cost $100,844; $124,375;
  $41,030; and $116,543; respectively)..............   $102,972        $126,638         $ 41,403       $120,349
Cash................................................        443           1,661              364          1,299
Dividends receivable................................        124             261              160            366
Receivable for capital shares issued................        275             117              451            622
Receivable from Administrator.......................         56              33               72             20
                                                       --------        --------         --------       --------
TOTAL ASSETS........................................    103,870         128,710           42,450        122,656
                                                       --------        --------         --------       --------
LIABILITIES:
Dividends payable...................................         76             218              144            340
Payable for capital shares redeemed.................         42             169                4             13
Accrued expenses and other payables:
    Investment advisory fees........................          1               1               --              4
    12b-1 fees......................................         29              31               13             23
    Other...........................................         33              38               29             35
                                                       --------        --------         --------       --------
TOTAL LIABILITIES...................................        181             457              190            415
                                                       --------        --------         --------       --------
NET ASSETS:
Capital.............................................     96,895         121,589           41,373        115,321
Accumulated undistributed net realized gains
  (losses) from investment transactions.............      4,666           4,401              514          3,114
Unrealized appreciation from investments............      2,128           2,263              373          3,806
                                                       --------        --------         --------       --------
NET ASSETS..........................................   $103,689        $128,253         $ 42,260       $122,241
                                                       ========        ========         ========       ========
NET ASSETS:
    Fiduciary.......................................   $ 52,831        $ 75,782         $ 22,852       $ 85,021
    Class A.........................................     17,581          15,719            3,334         10,111
    Class B.........................................     29,285          34,254           13,791         24,509
    Class C.........................................      3,992           2,498            2,283          2,600
                                                       --------        --------         --------       --------
    Total...........................................   $103,689        $128,253         $ 42,260       $122,241
                                                       ========        ========         ========       ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
    Fiduciary.......................................      4,435           6,618            2,160          7,730
    Class A.........................................      1,483           1,360              316            917
    Class B.........................................      2,442           2,972            1,304          2,225
    Class C.........................................        336             219              216            237
                                                       --------        --------         --------       --------
    Total...........................................      8,696          11,169            3,996         11,109
                                                       ========        ========         ========       ========
Net Asset Value:
    Fiduciary
        Offering and redemption price per share.....   $  11.91        $  11.45         $  10.58       $  11.00
                                                       ========        ========         ========       ========
    Class A
        Redemption price per share..................   $  11.86        $  11.55         $  10.57       $  11.02
                                                       ========        ========         ========       ========
        Maximum sales charge........................       4.50%           4.50%            4.50%          4.50%
                                                       ========        ========         ========       ========
        Maximum offering price per share
          (100%/(100%-maximum sales charge) of
          net asset value adjusted to nearest
          cent).....................................   $  12.42        $  12.09         $  11.07       $  11.54
                                                       ========        ========         ========       ========
    Class B
        Offering price per share (a)................   $  11.99        $  11.53         $  10.57       $  11.02
                                                       ========        ========         ========       ========
    Class C
        Offering price per share (a)................   $  11.88        $  11.43         $  10.55       $  10.98
                                                       ========        ========         ========       ========

------------

(a) Redemption price varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

                                                                            INVESTOR
                                        INVESTOR      INVESTOR GROWTH     CONSERVATIVE      INVESTOR
                                       GROWTH FUND     & INCOME FUND      GROWTH FUND     BALANCED FUND
                                      -------------   ----------------   --------------   -------------
INVESTMENT INCOME:
Interest income.....................     $    6            $    6            $    5          $    5
Distribution income.................        499             1,145               707           1,807
                                         ------            ------            ------          ------
TOTAL INCOME........................        505             1,151               712           1,812
                                         ------            ------            ------          ------
EXPENSES:
Investment advisory fees............         17                22                 7              25
Administration fees.................         34                44                14              49
12b-1 fees (Class A)................         19                17                 4              10
12b-1 fees (Class B)................         86               102                35              69
12b-1 fees (Class C)................         10                 3                 4               4
Custodian and accounting fees.......         23                21                22              18
Legal and audit fees................          1                 1                --               1
Transfer agent fees.................         29                31                27              26
Registration and filing fees........         38                40                31              44
Printing costs......................         21                18                13               9
Other...............................          3                 3                 2              --
                                         ------            ------            ------          ------
Total expenses before waivers/
  reimbursements....................        281               302               159             255
Less waivers/reimbursements.........        (97)              (90)              (83)            (72)
                                         ------            ------            ------          ------
NET EXPENSES........................        184               212                76             183
                                         ------            ------            ------          ------
Net Investment Income...............        321               939               636           1,629
                                         ------            ------            ------          ------
REALIZED/UNREALIZED GAINS (LOSSES)
  FROM INVESTMENTS:
Net realized gains (losses) from
  investment transactions...........      7,253             7,165               876           5,427
Net change in unrealized
  appreciation (depreciation) from
  investments.......................     (1,968)           (1,570)              (88)           (674)
                                         ------            ------            ------          ------
Net realized/unrealized gains from
  investments.......................      5,285             5,595               788           4,753
                                         ------            ------            ------          ------
Change in net assets resulting from
  operations........................     $5,606            $6,534            $1,424          $6,382
                                         ======            ======            ======          ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                                                        INVESTOR GROWTH &
                                                    INVESTOR GROWTH FUND                   INCOME FUND
                                                 ---------------------------       ---------------------------
                                                  SIX MONTHS    DECEMBER 10,        SIX MONTHS    DECEMBER 10,
                                                    ENDED       1996 THROUGH          ENDED       1996 THROUGH
                                                 DECEMBER 31,     JUNE 30,         DECEMBER 31,     JUNE 30,
                                                     1997         1997(a)              1997         1997(a)
                                                   --------       --------           --------       --------
                                                 (UNAUDITED)                       (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net Investment Income......................    $    321       $    256           $    939       $    556
    Net realized gains (losses) from investment
       transactions............................       7,253            (59)             7,165            (87)
    Net change in unrealized appreciation
       (depreciation) from investments.........      (1,968)         4,096             (1,570)         3,833
                                                   --------       --------           --------       --------
Change in net assets resulting from
  operations...................................       5,606          4,293              6,534          4,302
                                                   --------       --------           --------       --------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income.................        (233)          (227)              (673)          (494)
    From net realized gains....................      (1,180)            --             (1,513)            --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income.................         (57)           (14)              (109)           (24)
    From net realized gains....................        (471)            --               (348)            --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income.................         (27)           (15)              (150)           (38)
    From net realized gains....................        (776)            --               (761)            --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income.................          (4)            --                 (7)            --
    From net realized gains....................        (101)            --                (55)            --
                                                   --------       --------           --------       --------
Change in net assets from shareholder
  distributions................................      (2,849)          (256)            (3,616)          (556)
                                                   --------       --------           --------       --------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued................      50,771         41,705             58,801         58,244
    Proceeds from shares issued in connection
       with conversion.........................      10,702             --             12,936             --
    Dividends reinvested.......................       2,530             25              2,952             49
    Cost of shares redeemed....................      (6,479)        (2,359)            (6,172)        (5,221)
                                                   --------       --------           --------       --------
Change in net assets from share transactions...      57,524         39,371             68,517         53,072
                                                   --------       --------           --------       --------
Change in net assets...........................      60,281         43,408             71,435         56,818
NET ASSETS:
    Beginning of period........................      43,408             --             56,818             --
                                                   --------       --------           --------       --------
    End of period..............................    $103,689       $ 43,408           $128,253       $ 56,818
                                                   ========       ========           ========       ========
SHARE TRANSACTIONS:
    Issued.....................................       4,243          4,079              5,108          5,697
    Issued in connection with conversion.......         922             --              1,150             --
    Reinvested.................................         215              3                258              4
    Redeemed...................................        (538)          (227)              (537)          (510)
                                                   --------       --------           --------       --------
Change in shares...............................       4,842          3,855              5,979          5,191
                                                   ========       ========           ========       ========

------------

(a) Period from commencement of operations.
See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                    INVESTOR CONSERVATIVE
                                                         GROWTH FUND                 INVESTOR BALANCED FUND
                                                 ---------------------------       ---------------------------
                                                  SIX MONTHS    DECEMBER 10,        SIX MONTHS    DECEMBER 10,
                                                    ENDED       1996 THROUGH          ENDED       1996 THROUGH
                                                 DECEMBER 31,     JUNE 30,         DECEMBER 31,     JUNE 30,
                                                     1997         1997(a)              1997         1997(a)
                                                   --------       --------           --------       --------
                                                 (UNAUDITED)                       (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net Investment Income......................    $    636       $    333           $  1,629       $  1,187
    Net realized gains (losses) from investment
       transactions............................         876              9              5,427            (67)
    Net change in unrealized appreciation
       (depreciation) from investments.........         (88)           461               (674)         4,480
                                                   --------       --------           --------       --------
Change in net assets resulting from
  operations...................................       1,424            803              6,382          5,600
                                                   --------       --------           --------       --------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income.................        (426)          (296)            (1,322)        (1,132)
    From net realized gains....................        (205)            --             (1,584)            --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income.................         (51)           (14)              (101)           (15)
    From net realized gains....................         (29)            --               (185)            --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income.................        (139)           (23)              (193)           (40)
    From net realized gains....................        (120)            --               (440)            --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income.................         (20)            --                (13)            --
    From net realized gains....................         (17)            --                (37)            --
                                                   --------       --------           --------       --------
Change in net assets from shareholder
  distributions................................      (1,007)          (333)            (3,875)        (1,187)
                                                   --------       --------           --------       --------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued................      23,754         21,496             45,602         78,898
    Proceeds from shares issued in connection
       with conversion.........................         707             --              6,532             --
    Dividends reinvested.......................         573             41              2,557             49
    Cost of shares redeemed....................      (2,144)        (3,054)           (14,960)        (3,357)
                                                   --------       --------           --------       --------
Change in net assets from share transactions...      22,890         18,483             39,731         75,590
                                                   --------       --------           --------       --------
Change in net assets...........................      23,307         18,953             42,238         80,003

NET ASSETS:
    Beginning of period........................      18,953             --             80,003             --
                                                   --------       --------           --------       --------
    End of period..............................    $ 42,260       $ 18,953           $122,241       $ 80,003
                                                   ========       ========           ========       ========
SHARE TRANSACTIONS:
    Issued.....................................       2,242          2,132              4,113          7,850
    Issued in connection with conversion.......          67             --                600             --
    Reinvested.................................          54              5                233              5
    Redeemed...................................        (201)          (303)            (1,363)          (328)
                                                   --------       --------           --------       --------
Change in shares...............................       2,162          1,834              3,583          7,527
                                                   ========       ========           ========       ========

------------

(a) Period from commencement of operations.
See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1997
(Unaudited)

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (individually a "Fund", collectively the "Funds") only.

   The Funds' investment objectives are as follows:

                 FUND                                               OBJECTIVE
                 ----                                               ---------
   Investor Growth Fund                    Long-term capital appreciation by investing primarily in a diversified group of The One Group mutual funds which
                                            invest primarily in equity securities.

   Investor Growth & Income Fund           Long-term capital appreciation and growth of income by
                                            investing primarily in a diversified group of The One Group mutual funds which invest primarily in equity securities.

   Investor Conservative Growth Fund       Income and capital appreciation by investing primarily in a diversified group of The One Group mutual funds which
                                            invest primarily in equity and fixed income securities.

   Investor Balanced Fund                  High total return consistent with the preservation of
                                            capital by investing primarily in a diversified group of
                                            The One Group mutual funds which invest primarily in equity and fixed income securities.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Investments in The One Group mutual funds (the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Purchases and sales of the Underlying Funds are accounted for on a trade date basis. Net realized gains or losses on sales of the Underlying Funds are determined on the specific identification cost method. Other income and expenses are recognized on the accrual basis. Distributions from the Underlying Funds and dividends to the Funds' shareholders are recorded on the ex-dividend date.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1997
(Unaudited)

     bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, which affect shareholder distributions, will be reclassified to additional paid-in capital.

     FEDERAL INCOME TAXES

     The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty series and five classes of shares: Fiduciary Class, Class A, Class B, Class C and Service Class. Currently, the Trust consists of thirty-three active Funds. The Funds are each authorized to issue Fiduciary Class, Class A, Class B and Class C Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B and Class C Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectus. As of December 31, 1997, there were no shareholders in the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the periods ended December 31, 1997 and June 30, 1997:

Continued

   -----------------------------------------------------------------------------
   The One Group Family of Mutual Funds

   -----------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS, CONTINUED                    DECEMBER 31, 1997
   (Amounts in Thousands)

                                                                      INVESTOR GROWTH FUND
                                                                 ------------------------------
                                                                  SIX MONTHS       DECEMBER 10,
                                                                    ENDED          1996 THROUGH
                                                                 DECEMBER 31,        JUNE 30,
                                                                     1997            1997(a)
                                                                 ------------      ------------
                                                                 (UNAUDITED)
   CAPITAL TRANSACTIONS:
   FIDUCIARY SHARES:
     Proceeds from shares issued...............................    $12,849           $30,381
     Proceeds from shares issued in connection with
       conversion..............................................     10,702                --
     Dividends reinvested......................................      1,127                11
     Cost of shares redeemed...................................     (5,315)           (2,252)
                                                                   -------           -------
     Change in net assets from Fiduciary share transactions....    $19,363           $28,140
                                                                   =======           =======
   CLASS A SHARES:
     Proceeds from shares issued...............................    $12,942           $ 4,125
     Dividends reinvested......................................        508                 7
     Cost of shares redeemed...................................       (566)              (19)
                                                                   -------           -------
     Change in net assets from Class A share transactions......    $12,884           $ 4,113
                                                                   =======           =======
   CLASS B SHARES:
     Proceeds from shares issued...............................    $21,043           $ 7,199
     Dividends reinvested......................................        792                 7
     Cost of shares redeemed...................................       (551)              (88)
                                                                   -------           -------
     Change in net assets from Class B share transactions......    $21,284           $ 7,118
                                                                   =======           =======
   CLASS C SHARES:
     Proceeds from shares issued...............................    $ 3,937           $    --
     Dividends reinvested......................................        103                --
     Cost of shares redeemed...................................        (47)               --
                                                                   -------           -------
     Change in net assets from Class C share transactions......    $ 3,993           $    --
                                                                   =======           =======
   SHARE TRANSACTIONS:
   FIDUCIARY SHARES:
     Issued....................................................      1,075             3,000
     Issued in connection with conversion......................        922                --
     Reinvested................................................         96                 1
     Redeemed..................................................       (441)             (217)
                                                                   -------           -------
     Change in Fiduciary Shares................................      1,652             2,784
                                                                   =======           =======
   CLASS A SHARES:
     Issued....................................................      1,091               397
     Reinvested................................................         43                 1
     Redeemed..................................................        (47)               (2)
                                                                   -------           -------
     Change in Class A Shares..................................      1,087               396
                                                                   =======           =======
   CLASS B SHARES:
     Issued....................................................      1,746               682
     Reinvested................................................         67                 1
     Redeemed..................................................        (46)               (8)
                                                                   -------           -------
     Change in Class B Shares..................................      1,767               675
                                                                   =======           =======
   CLASS C SHARES:
     Issued....................................................        331                --
     Reinvested................................................          9                --
     Redeemed..................................................         (4)               --
                                                                   -------           -------
     Change in Class C Shares..................................        336                --
                                                                   =======           =======

------------

(a) Period from commencement of operations.
(b) Rounds to less than 1,000.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1997
(Amounts in Thousands)

      INVESTOR GROWTH &              INVESTOR CONSERVATIVE                   INVESTOR
         INCOME FUND                      GROWTH FUND                     BALANCED FUND
------------------------------   ------------------------------   ------------------------------
 SIX MONTHS       DECEMBER 10,    SIX MONTHS       DECEMBER 10,    SIX MONTHS       DECEMBER 10,
   ENDED          1996 THROUGH      ENDED          1996 THROUGH      ENDED          1996 THROUGH
DECEMBER 31,        JUNE 30,     DECEMBER 31,        JUNE 30,     DECEMBER 31,        JUNE 30,
    1997            1997(a)          1997            1997(a)          1997            1997(a)
------------      ------------   ------------      ------------   ------------      ------------
(UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)
  $20,052           $45,181        $ 8,085           $17,645        $16,325           $71,345
   12,936                --            707                --          6,532                --
    1,574                13            256                18          1,662                15
   (4,860)           (4,561)        (1,582)           (2,999)       (14,031)           (3,309)
  -------           -------        -------           -------        -------           -------
  $29,702           $40,633        $ 7,466           $14,664        $10,488           $68,051
  =======           =======        =======           =======        =======           =======
  $11,293           $ 4,604        $ 2,219           $ 1,283        $ 7,786           $ 2,092
      434                14             66                 8            261                 9
     (457)             (606)          (282)              (29)          (151)               --
  -------           -------        -------           -------        -------           -------
  $11,270           $ 4,012        $ 2,003           $ 1,262        $ 7,896           $ 2,101
  =======           =======        =======           =======        =======           =======
  $25,001           $ 8,459        $11,173           $ 2,568        $18,923           $ 5,461
      886                22            221                15            591                25
     (853)              (54)          (254)              (26)          (774)              (48)
  -------           -------        -------           -------        -------           -------
  $25,034           $ 8,427        $11,140           $ 2,557        $18,740           $ 5,438
  =======           =======        =======           =======        =======           =======
  $ 2,455           $    --        $ 2,277           $    --        $ 2,568           $    --
       58                --             30                --             43                --
       (2)               --            (26)               --             (4)               --
  -------           -------        -------           -------        -------           -------
  $ 2,511           $    --        $ 2,281           $    --        $ 2,607           $    --
  =======           =======        =======           =======        =======           =======
    1,758             4,443            763             1,750          1,469             7,112
    1,150                --             67                --            600                --
      138                 1             24                 2            151                 2
     (424)             (448)          (149)             (297)        (1,279)             (324)
  -------           -------        -------           -------        -------           -------
    2,622             3,996            705             1,455            941             6,790
  =======           =======        =======           =======        =======           =======
      976               443            210               128            703               203
       38                 1              6                 1             24                 1
      (40)              (57)           (26)               (3)           (14)               --
  -------           -------        -------           -------        -------           -------
      974               387            190               126            713               204
  =======           =======        =======           =======        =======           =======
    2,160               811          1,054               254          1,708               535
       77                 2             21                 2             54                 2
      (73)               (5)           (24)               (3)           (70)               (4)
  -------           -------        -------           -------        -------           -------
    2,164               808          1,051               253          1,692               533
  =======           =======        =======           =======        =======           =======
      214                --            215                --            233                --
        5                --              3                --              4                --
       --(b)             --             (2)               --             --(b)             --
  -------           -------        -------           -------        -------           -------
      219                --            216                --            237                --
  =======           =======        =======           =======        =======           =======

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1997
(Unaudited)

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and Banc One Investment Advisors Corporation (the "Advisor") are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.05% of the average net assets of the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund, respectively.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and payable monthly, at an annual rate of 0.10% on the first $500 million of each Fund's average daily net assets, 0.075% of each Fund's average daily net assets between $500 million and $1 billion, and 0.05% of each Fund's average daily net assets when Fund assets exceed $1 billion. The Advisor also serves as sub-Administrator to each Fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B and Class C Shares are subject to a distribution and shareholder services plan (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees. For the six months ended December 31, 1997, the Distributor received $3,946,510 from commissions earned on sales of Class A Shares and redemptions of Class B and Class C Shares, of which, the Distributor re-allowed $3,946,448 to affiliated broker-dealers of the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses. For the six months ended December 31, 1997, fees in the following amounts were waived and reimbursed from the funds (amounts in thousands):

                                           INVESTMENT                       12b-1 FEES       FEES
                                          ADVISORY FEES   ADMINISTRATION      WAIVED     REIMBURSED BY
                                             WAIVED         FEES WAIVED      CLASS A     ADMINISTRATOR
                                          -------------   ---------------   ----------   -------------
   Investor Growth Fund.................       $14              $34            $ 5            $44
   Investor Growth & Income Fund........        18               44              5             23
   Investor Conservative Growth Fund....         6               14              1             62
   Investor Balanced Fund...............        11               49              3              9

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1997
(Unaudited)

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the six months ended December 31, 1997 were as follows (amounts in thousands):

                                                         PURCHASES    SALES
                                                         ---------   -------
Investor Growth Fund...................................   $65,756    $ 4,603
Investor Growth & Income Fund..........................    74,851      3,821
Investor Conservative Growth Fund......................    23,258      1,121
Investor Balanced Fund.................................    54,084     12,310

6. CONVERSION OF COMMON TRUST FUNDS:

   On December 19, 1997 the net assets of certain common trust funds managed by the Advisor were exchanged for shares of the corresponding One Group Funds. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands except per share amounts):

                                                                                  NET ASSET
                                                         SHARES    NET ASSETS     VALUE PER      UNREALIZED
                                                         ISSUED    CONVERTED    SHARE ISSUED    APPRECIATION
                                                         -------   ----------   -------------   ------------
   Investor Growth Fund................................     922     $10,702        $11.61           $--
   Investor Growth & Income Fund.......................   1,150     $12,936        $11.25            --
   Investor Conservative Growth Fund...................      67     $   707        $10.56            --
   Investor Balanced Fund..............................     600     $ 6,532        $10.89            --

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         INVESTOR
                                                                          GROWTH
                                                                           FUND
                                                              -------------------------------
                                                                         FIDUCIARY
                                                              -------------------------------
                                                               SIX MONTHS       DECEMBER 10,
                                                                 ENDED          1996 THROUGH
                                                              DECEMBER 31,        JUNE 30,
                                                                  1997             1997(a)
                                                              ------------      -------------
                                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 11.25            $ 10.00
                                                                -------            -------
Investment Activities
  Net investment income.....................................       0.07               0.09
  Net realized and unrealized gains (losses) from
     investments............................................       1.01               1.25
                                                                -------            -------
     Total from Investment Activities.......................       1.08               1.34
                                                                -------            -------
Distributions
  From net investment income................................      (0.07)             (0.09)
  From net realized gains...................................      (0.35)              0.00
                                                                -------            -------
     Total Distributions....................................      (0.42)             (0.09)
                                                                -------            -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 11.91            $ 11.25
                                                                =======            =======
Total Return................................................       9.66%(b)          13.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $52,831            $31,318
  Ratio of expenses to average net assets...................       0.20%(c)           0.20%(c)
  Ratio of net investment income to average net assets......       1.28%(c)           1.70%(c)
  Ratio of expenses to average net assets *.................       0.47%(c)           0.77%(c)
  Ratio of net investment income to average net assets *....       1.01%(c)           1.13%(c)
  Portfolio turnover (d)....................................       6.81%             18.49%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           INVESTOR
                                                                            GROWTH
                                                                             FUND
                                                                ------------------------------
                                                                           CLASS A
                                                                ------------------------------
                                                                 SIX MONTHS       DECEMBER 10,
                                                                   ENDED          1996 THROUGH
                                                                DECEMBER 31,        JUNE 30,
                                                                    1997            1997(a)
                                                                ------------      ------------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $ 11.21           $ 10.00
                                                                  -------           -------
Investment Activities
  Net investment income.....................................         0.06              0.07
  Net realized and unrealized gains (losses) from
     investments............................................         1.00              1.21
                                                                  -------           -------
     Total from Investment Activities.......................         1.06              1.28
                                                                  -------           -------
Distributions
  From net investment income................................        (0.06)            (0.07)
  From net realized gains...................................        (0.35)             0.00
                                                                  -------           -------
     Total Distributions....................................        (0.41)            (0.07)
                                                                  -------           -------
NET ASSET VALUE,
  END OF PERIOD.............................................      $ 11.86           $ 11.21
                                                                  =======           =======
Total Return (Excludes Sales Charge)........................         9.49%(b)         12.84%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $17,581           $ 4,439
  Ratio of expenses to average net assets...................         0.45%(c)          0.46%(c)
  Ratio of net investment income to average net assets......         1.03%(c)          1.82%(c)
  Ratio of expenses to average net assets *.................         0.82%(c)          1.62%(c)
  Ratio of net investment income to average net assets *....         0.66%(c)          0.66%(c)
  Portfolio turnover (d)....................................         6.81%            18.49%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           INVESTOR
                                                                            GROWTH
                                                                             FUND
                                                                ------------------------------
                                                                           CLASS B
                                                                ------------------------------
                                                                 SIX MONTHS       DECEMBER 10,
                                                                   ENDED          1996 THROUGH
                                                                DECEMBER 31,        JUNE 30,
                                                                    1997            1997(a)
                                                                ------------      ------------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $ 11.34           $ 10.00
                                                                  -------           -------
Investment Activities
  Net investment income.....................................         0.02              0.04
  Net realized and unrealized gains (losses) from
     investments............................................         1.00              1.34
                                                                  -------           -------
     Total from Investment Activities.......................         1.02              1.38
                                                                  -------           -------
Distributions
  From net investment income................................        (0.02)            (0.04)
  From net realized gains...................................        (0.35)             0.00
                                                                  -------           -------
     Total Distributions....................................        (0.37)            (0.04)
                                                                  -------           -------
NET ASSET VALUE,
  END OF PERIOD.............................................      $ 11.99           $ 11.34
                                                                  =======           =======
Total Return (Excludes Sales Charge)........................         9.03%(b)         13.88% (b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $29,285           $ 7,651
  Ratio of expenses to average net assets...................         1.20%(c)          1.20% (c)
  Ratio of net investment income to average net assets......         0.28%(c)          0.97% (c)
  Ratio of expenses to average net assets *.................         1.47%(c)          2.18% (c)
  Ratio of net investment income to average net assets *....         0.01%(c)         (0.01%)(c)
  Portfolio turnover (d)....................................         6.81%            18.49%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  INVESTOR
                                                                   GROWTH
                                                                    FUND
                                                                ------------
                                                                  CLASS C
                                                                ------------
                                                                 SIX MONTHS
                                                                   ENDED
                                                                DECEMBER 31,
                                                                  1997(a)
                                                                ------------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $ 11.25
                                                                  -------
Investment Activities
  Net investment income.....................................         0.02
  Net realized and unrealized gains (losses) from
     investments............................................         0.98
                                                                  -------
     Total from Investment Activities.......................         1.00
                                                                  -------
Distributions
  From net investment income................................        (0.02)
  From net realized gains...................................        (0.35)
                                                                  -------
     Total Distributions....................................        (0.37)
NET ASSET VALUE,
  END OF PERIOD.............................................      $ 11.88
                                                                  =======
Total Return (Excludes Sales Charge)........................         8.99%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $ 3,992
  Ratio of expenses to average net assets...................         1.20%(c)
  Ratio of net investment income to average net assets......         0.28%(c)
  Ratio of expenses to average net assets *.................         1.47%(c)
  Ratio of net investment income to average net assets *....         0.01%(c)
  Portfolio turnover (d)....................................         6.81%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           INVESTOR
                                                                            GROWTH
                                                                           & INCOME
                                                                             FUND
                                                                ------------------------------
                                                                          FIDUCIARY
                                                                ------------------------------
                                                                 SIX MONTHS       DECEMBER 10,
                                                                   ENDED          1996 THROUGH
                                                                DECEMBER 31,        JUNE 30,
                                                                    1997            1997(a)
                                                                ------------      ------------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $ 10.93           $ 10.00
                                                                  -------           -------
Investment Activities
  Net investment income.....................................         0.13              0.15
  Net realized and unrealized gains (losses) from
     investments............................................         0.80              0.93
                                                                  -------           -------
     Total from Investment Activities.......................         0.93              1.08
                                                                  -------           -------
Distributions
  From net investment income................................        (0.13)            (0.15)
  From net realized gains...................................        (0.28)             0.00
                                                                  -------           -------
     Total Distributions....................................        (0.41)            (0.15)
                                                                  -------           -------
NET ASSET VALUE,
  END OF PERIOD.............................................      $ 11.45           $ 10.93
                                                                  =======           =======
Total Return................................................         8.55%(b)         10.87%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $75,782           $43,660
  Ratio of expenses to average net assets...................         0.20%(c)          0.20%(c)
  Ratio of net investment income to average net assets......         2.41%(c)          2.78%(c)
  Ratio of expenses to average net assets *.................         0.41%(c)          0.66%(c)
  Ratio of net investment income to average net assets *....         2.20%(c)          2.32%(c)
  Portfolio turnover (d)....................................         4.41%            18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            INVESTOR
                                                                             GROWTH
                                                                            & INCOME
                                                                              FUND
                                                                --------------------------------
                                                                            CLASS A
                                                                --------------------------------
                                                                  SIX MONTHS        DECEMBER 10,
                                                                    ENDED           1996 THROUGH
                                                                 DECEMBER 31,         JUNE 30,
                                                                     1997             1997(a)
                                                                --------------      ------------
                                                                 (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................       $ 11.02            $ 10.00
                                                                   -------            -------
Investment Activities
  Net investment income.....................................          0.12               0.12
  Net realized and unrealized gains (losses) from
     investments............................................          0.81               1.02
                                                                   -------            -------
     Total from Investment Activities.......................          0.93               1.14
                                                                   -------            -------
Distributions
  From net investment income................................         (0.12)             (0.12)
  From net realized gains...................................         (0.28)              0.00
                                                                   -------            -------
     Total Distributions....................................         (0.40)             (0.12)
                                                                   -------            -------
NET ASSET VALUE,
  END OF PERIOD.............................................       $ 11.55            $ 11.02
                                                                   =======            =======
Total Return (Excludes Sales Charge)........................          8.45%(b)          11.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................       $15,719            $ 4,262
  Ratio of expenses to average net assets...................          0.45%(c)           0.46%(c)
  Ratio of net investment income to average net assets......          2.16%(c)           2.67%(c)
  Ratio of expenses to average net assets *.................          0.76%(c)           1.26%(c)
  Ratio of net investment income to average net assets *....          1.85%(c)           1.87%(c)
  Portfolio turnover (d)....................................          4.41%             18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           INVESTOR
                                                                            GROWTH
                                                                           & INCOME
                                                                             FUND
                                                                ------------------------------
                                                                           CLASS B
                                                                ------------------------------
                                                                 SIX MONTHS       DECEMBER 10,
                                                                   ENDED          1996 THROUGH
                                                                DECEMBER 31,        JUNE 30,
                                                                    1997            1997(a)
                                                                ------------      ------------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $ 11.00           $ 10.00
                                                                  -------           -------
Investment Activities
  Net investment income.....................................         0.08              0.09
  Net realized and unrealized gains (losses) from
     investments............................................         0.81              1.00
                                                                  -------           -------
     Total from Investment Activities.......................         0.89              1.09
                                                                  -------           -------
Distributions
  From net investment income................................        (0.08)            (0.09)
  From net realized gains...................................        (0.28)             0.00
                                                                  -------           -------
     Total Distributions....................................        (0.36)            (0.09)
                                                                  -------           -------
NET ASSET VALUE,
  END OF PERIOD.............................................      $ 11.53           $ 11.00
                                                                  =======           =======
Total Return (Excludes Sales Charge)........................         8.11%(b)         11.02%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $34,254           $ 8,896
  Ratio of expenses to average net assets...................         1.20%(c)          1.21%(c)
  Ratio of net investment income to average net assets......         1.41%(c)          1.94%(c)
  Ratio of expenses to average net assets *.................         1.41%(c)          1.89%(c)
  Ratio of net investment income to average net assets *....         1.20%(c)          1.26%(c)
  Portfolio turnover (d)....................................         4.41%            18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  INVESTOR
                                                                   GROWTH
                                                                  & INCOME
                                                                    FUND
                                                                ------------
                                                                  CLASS C
                                                                ------------
                                                                 SIX MONTHS
                                                                   ENDED
                                                                DECEMBER 31,
                                                                  1997(a)
                                                                ------------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $ 10.93
                                                                  -------
Investment Activities
  Net investment income.....................................         0.08
  Net realized and unrealized gains (losses) from
     investments............................................         0.78
                                                                  -------
     Total from Investment Activities.......................         0.86
                                                                  -------
Distributions
  From net investment income................................        (0.08)
  From net realized gains...................................        (0.28)
                                                                  -------
     Total Distributions....................................        (0.36)
                                                                  -------
NET ASSET VALUE,
  END OF PERIOD.............................................      $ 11.43
                                                                  =======
Total Return (Excludes Sales Charge)........................         7.98%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $ 2,498
  Ratio of expenses to average net assets...................         1.20%(c)
  Ratio of net investment income to average net assets......         1.41%(c)
  Ratio of expenses to average net assets *.................         1.41%(c)
  Ratio of net investment income to average net assets *....         1.20%(c)
  Portfolio turnover (d)....................................         4.41%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family Of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           INVESTOR
                                                                         CONSERVATIVE
                                                                         GROWTH FUND
                                                                ------------------------------
                                                                          FIDUCIARY
                                                                ------------------------------
                                                                 SIX MONTHS       DECEMBER 10,
                                                                   ENDED          1996 THROUGH
                                                                DECEMBER 31,        JUNE 30,
                                                                    1997            1997(a)
                                                                ------------      ------------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $ 10.33           $ 10.00
                                                                  -------           -------
Investment Activities
  Net investment income.....................................         0.23              0.26
  Net realized and unrealized gains (losses) from
     investments............................................         0.35              0.33
                                                                  -------           -------
     Total from Investment Activities.......................         0.58              0.59
                                                                  -------           -------
Distributions
  From net investment income................................        (0.23)            (0.26)
  From net realized gains...................................        (0.10)             0.00
                                                                  -------           -------
     Total Distributions....................................        (0.33)            (0.26)
                                                                  -------           -------
NET ASSET VALUE,
  END OF PERIOD.............................................      $ 10.58           $ 10.33
                                                                  =======           =======
Total Return................................................         5.69%(b)          6.00%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $22,852           $15,038
  Ratio of expenses to average net assets...................         0.20%(c)          0.20%(c)
  Ratio of net investment income to average net assets......         4.64%(c)          4.92%(c)
  Ratio of expenses to average net assets *.................         0.62%(c)          1.46%(c)
  Ratio of net investment income to average net assets *....         4.22%(c)          3.66%(c)
  Portfolio turnover (d)....................................         4.00%            28.46%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           INVESTOR
                                                                         CONSERVATIVE
                                                                         GROWTH FUND
                                                                ------------------------------
                                                                           CLASS A
                                                                ------------------------------
                                                                 SIX MONTHS       DECEMBER 10,
                                                                   ENDED          1996 THROUGH
                                                                DECEMBER 31,        JUNE 30,
                                                                    1997            1997(a)
                                                                ------------      ------------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $ 10.32           $ 10.00
                                                                  -------           -------
Investment Activities
  Net investment income.....................................         0.22              0.22
  Net realized and unrealized gains (losses) from
     investments............................................         0.35              0.32
                                                                  -------           -------
     Total from Investment Activities.......................         0.57              0.54
                                                                  -------           -------
Distributions
  From net investment income................................        (0.22)            (0.22)
  From net realized gains...................................        (0.10)             0.00
                                                                  -------           -------
     Total Distributions....................................        (0.32)            (0.22)
                                                                  -------           -------
NET ASSET VALUE,
  END OF PERIOD.............................................      $ 10.57           $ 10.32
                                                                  =======           =======
Total Return (Excludes Sales Charge)........................         5.57%(b)          5.46%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $ 3,334           $ 1,299
  Ratio of expenses to average net assets...................         0.45%(c)          0.47%(c)
  Ratio of net investment income to average net assets......         4.39%(c)          4.76%(c)
  Ratio of expenses to average net assets *.................         0.97%(c)          3.05%(c)
  Ratio of net investment income to average net assets *....         3.87%(c)          2.18%(c)
  Portfolio turnover (d)....................................         4.00%            28.46%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         INVESTOR
                                                                       CONSERVATIVE
                                                                       GROWTH FUND
                                                              ------------------------------
                                                                         CLASS B
                                                              ------------------------------
                                                               SIX MONTHS       DECEMBER 10,
                                                                 ENDED          1996 THROUGH
                                                              DECEMBER 31,        JUNE 30,
                                                                  1997            1997(a)
                                                              ------------      ------------
                                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 10.33           $ 10.00
                                                                -------           -------
Investment Activities
  Net investment income.....................................       0.19              0.19
  Net realized and unrealized gains (losses) from
     investments............................................       0.34              0.33
                                                                -------           -------
     Total from Investment Activities.......................       0.53              0.52
                                                                -------           -------
Distributions
  From net investment income................................      (0.19)            (0.19)
  From net realized gains...................................      (0.10)             0.00
                                                                -------           -------
     Total Distributions....................................      (0.29)            (0.19)
                                                                -------           -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 10.57           $ 10.33
                                                                =======           =======
Total Return (Excludes Sales Charge)........................       5.13%(b)          5.30%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $13,791           $ 2,616
  Ratio of expenses to average net assets...................       1.20%(c)          1.21%(c)
  Ratio of net investment income to average net assets......       3.64%(c)          4.06%(c)
  Ratio of expenses to average net assets *.................       1.62%(c)          3.52%(c)
  Ratio of net investment income to average net assets *....       3.22%(c)          1.75%(c)
  Portfolio turnover (d)....................................       4.00%            28.46%

------------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                INVESTOR
                                                              CONSERVATIVE
                                                              GROWTH FUND
                                                              ------------
                                                                CLASS C
                                                              ------------
                                                               SIX MONTHS
                                                                 ENDED
                                                              DECEMBER 31,
                                                                1997(a)
                                                              ------------
                                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 10.33
                                                                -------
Investment Activities
  Net investment income.....................................       0.19
  Net realized and unrealized gains (losses) from
     investments............................................       0.32
                                                                -------
     Total from Investment Activities.......................       0.51
                                                                -------
Distributions
  From net investment income................................     (0.19)
  From net realized gains...................................     (0.10)
                                                                -------
     Total Distributions....................................     (0.29)
                                                                -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 10.55
                                                                =======
Total Return (Excludes Sales Charge)........................       5.01%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $ 2,283
  Ratio of expenses to average net assets...................       1.20%(c)
  Ratio of net investment income to average net assets......       3.64%(c)
  Ratio of expenses to average net assets *.................       1.62%(c)
  Ratio of net investment income to average net assets *....       3.22%(c)
  Portfolio turnover (d)....................................       4.00%

------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             INVESTOR
                                                                             BALANCED
                                                                               FUND
                                                              --------------------------------------
                                                                            FIDUCIARY
                                                              --------------------------------------
                                                               SIX MONTHS           DECEMBER 10,
                                                                 ENDED              1996 THROUGH
                                                              DECEMBER 31,            JUNE 30,
                                                                  1997                1997(a)
                                                              ------------      --------------------
                                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 10.63               $ 10.00
                                                                -------               -------
Investment Activities
  Net investment income.....................................       0.19                  0.21
  Net realized and unrealized gains from investments........       0.59                  0.63
                                                                -------               -------
     Total from Investment Activities.......................       0.78                  0.84
                                                                -------               -------
Distributions
  From net investment income................................      (0.19)                (0.21)
  From net realized gains...................................      (0.22)                 0.00
                                                                -------               -------
     Total Distributions....................................      (0.41)                (0.21)
                                                                -------               -------
NET ASSET VALUE,
   END OF PERIOD............................................    $ 11.00               $ 10.63
                                                                =======               =======
Total Return................................................       7.36%(b)              8.48%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $85,021               $72,155
  Ratio of expenses to average net assets...................       0.20%(c)              0.20%(c)
  Ratio of net investment income to average net assets......       3.42%(c)              3.84%(c)
  Ratio of expenses to average net assets *.................       0.34%(c)              0.56%(c)
  Ratio of net investment income to average net assets *....       3.28%(c)              3.48%(c)
  Portfolio turnover (d)....................................      12.87%                12.20%

------------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         INVESTOR
                                                                         BALANCED
                                                                           FUND
                                                              ------------------------------
                                                                         CLASS A
                                                              ------------------------------
                                                               SIX MONTHS       DECEMBER 10,
                                                                 ENDED          1996 THROUGH
                                                              DECEMBER 31,        JUNE 30,
                                                                  1997            1997(a)
                                                              ------------      ------------
                                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 10.66           $ 10.00
                                                                -------           -------
Investment Activities
  Net investment income.....................................       0.17              0.17
  Net realized and unrealized gains from investments........       0.58              0.66
                                                                -------           -------
     Total from Investment Activities.......................       0.75              0.83
                                                                -------           -------
Distributions
  From net investment income................................      (0.17)            (0.17)
  From net realized gains...................................      (0.22)             0.00
                                                                -------           -------
     Total Distributions....................................      (0.39)            (0.17)
                                                                -------           -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 11.02           $ 10.66
                                                                =======           =======

Total Return (Excludes Sales Charge)........................       7.13%(b)          8.41%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $10,111           $ 2,176
  Ratio of expenses to average net assets...................       0.45%(c)          0.47%(c)
  Ratio of net investment income to average net assets......       3.17%(c)          3.78%(c)
  Ratio of expenses to average net assets *.................       0.69%(c)          1.12%(c)
  Ratio of net investment income to average net assets *....       2.93%(c)          3.13%(c)
  Portfolio turnover (d)....................................      12.87%            12.20%

------------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family Of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           INVESTOR
                                                                           BALANCED
                                                                             FUND
                                                                ------------------------------
                                                                           CLASS B
                                                                ------------------------------
                                                                 SIX MONTHS       DECEMBER 10,
                                                                   ENDED          1996 THROUGH
                                                                DECEMBER 31,        JUNE 30,
                                                                    1997            1997(a)
                                                                ------------      ------------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $ 10.65           $ 10.00
                                                                  -------           -------
Investment Activities
  Net investment income.....................................         0.14              0.16
  Net realized and unrealized gains from investments........         0.59              0.65
                                                                  -------           -------
     Total from Investment Activities.......................         0.73              0.81
                                                                  -------           -------
Distributions
  From net investment income................................        (0.14)            (0.16)
  From net realized gains...................................        (0.22)             0.00
                                                                  -------           -------
     Total Distributions....................................        (0.36)            (0.16)
                                                                  -------           -------
NET ASSET VALUE,
  END OF PERIOD.............................................      $ 11.02           $ 10.65
                                                                  =======           =======
Total Return (Excludes Sales Charge)........................         6.87%(b)          8.22%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $24,509           $ 5,672
  Ratio of expenses to average net assets...................         1.20%(c)          1.22%(c)
  Ratio of net investment income to average net assets......         2.42%(c)          2.93%(c)
  Ratio of expenses to average net assets *.................         1.34%(c)          1.73%(c)
  Ratio of net investment income to average net assets *....         2.28%(c)          2.42%(c)
  Portfolio turnover (d)....................................        12.87%            12.20%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  INVESTOR
                                                                  BALANCED
                                                                    FUND
                                                                ------------
                                                                  CLASS C
                                                                ------------
                                                                 SIX MONTHS
                                                                   ENDED
                                                                DECEMBER 31,
                                                                  1997(a)
                                                                ------------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $ 10.63
                                                                  -------
Investment Activities
  Net investment income.....................................         0.14
  Net realized and unrealized gains (losses) from
     investments............................................         0.57
                                                                  -------
     Total from Investment Activities.......................         0.71
                                                                  -------
Distributions
  From net investment income................................        (0.14)
  From net realized gains...................................        (0.22)
                                                                  -------
     Total Distributions....................................        (0.36)
                                                                  -------
NET ASSET VALUE,
  END OF PERIOD.............................................      $ 10.98
                                                                  =======
Total Return (Excludes Sales Charge)........................         6.76%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $ 2,600
  Ratio of expenses to average net assets...................         1.20%(c)
  Ratio of net investment income to average net assets......         2.42%(c)
  Ratio of expenses to average net assets *.................         1.34%(c)
  Ratio of net investment income to average net assets *....         2.28%(c)
  Portfolio turnover (d)....................................        12.87%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

                 (This page has been left blank intentionally.)

Important Customer Information.
Please Read:

Shares of The One Group:
* are not deposits or obligations
  of, or guaranteed by, BANC ONE
  CORPORATION or its affiliates
* are not insured or guaranteed by the
  FDIC or by any other governmental
  agency or government-sponsored
  agency of the federal government
  or any state
* are subject to investment risks,
  including possible loss of the
  principal amount invested.

Banc One Investment Advisors
Corporation, a registered investment
advisor and an indirect subsidiary of
BANC ONE CORPORATION, serves
as an investment advisor to The One
Group, for which it receives advisory
fees. The One Group is distributed by
The One Group Services Company,
3435 Stelzer Road, Columbus,
Ohio 43219, which is not affiliated
with BANC ONE CORPORATION and
is not a bank. Contact us at our web
site address: www.onegroup.com or
e-mail us at onegroup@onegroup.com.

For more complete information on
any of The One Group Funds, including
management fees and expenses,
you may obtain a prospectus from
The One Group Services Company.
Read the prospectus carefully
before investing.

BANC ONE
INVESTMENT                                                       [LOGO]
ADVISORS
CORPORATION
                                                            TOG-F-036-AN(8/97)